Epiphany Funds

Epiphany FFV Fund

Epiphany FFV Strategic Income Fund

Incorporated herein by reference is the definitive version of the prospectus for the Epiphany Funds filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on June 5, 2017 (SEC Accession No. 0001162044-17-000481).